Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2015 Fund	Sep. 08, 2023
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.46%)
Past 5 years	2.85%
Since Inception	3.89%	[1]
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.36%)
Past 5 years	1.22%
Since Inception	2.54%	[1]
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.40%)
Past 5 years	1.91%
Since Inception	2.75%	[1]
Fidelity Freedom Index 2015 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.38%)
Since Inception	0.76%	[2]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.93%
F1902
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.96%
Since Inception	4.00%

[1]	AFrom June 24, 2015.
[2]	BFrom June 24, 2020.